Earnings (loss) per share - Schedule of Information on Earnings (Loss) Per Share and Number of Shares Used in Calculations of Basic Loss Per Share (Details) - MXN ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [line items]
Net income available to common stockholders (diluted)	$ 258,008		$ 358,401
Weighted average class A shares (Note 16)	112,200,752		107,798,668
Diluted weighted average common shares	142,254,384		137,894,806
Net profit (loss) for the period	$ 257,600	$ (339,051)	$ 357,993	$ (209,169)
Basic earnings per share	$ 2.3		$ 3.32
Diluted earnings per share	$ 1.81		$ 2.6
Class A Shares
Earnings per share [line items]
Weighted average class A shares (Note 16)		12,000,000		12,000,000
Net profit (loss) for the period		$ (339,051)		$ (209,169)
Basic earnings per share		$ (28.25)		$ (17.43)
Diluted earnings per share		$ (28.25)		$ (17.43)